Business combinations - Kartner (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Oct. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Purchase price allocation
Cash consideration	¥ 23,800
Goodwill			¥ 10,236	$ 1,569	¥ 12,697	¥ 147,296
KTN
Business combinations
Percentage of equity interest acquired		100.00%
Purchase price allocation
Cash consideration		¥ 6,250
Cash and cash equivalents		196
Other working capital		6,054
Total consideration		6,250
Goodwill		¥ 0